Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of New Bank Borrowings

Subsequent new bank borrowings consisted of the following:

Lender	Company	Rate	Issuance Date	Collateral/ Security	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Jiangsu Huadong	2.20%	1/16/2026	Jiangsu Yada, Mr. Yongjun Liu,Ms. Yin Liu	10,000,000	1,429,981
Bank of Communications	Jiangsu Huadong	2.25%	1/28/2026	N/A	8,000,000	1,143,985
Total					18,000,000	2,573,966

Schedule of Repayments on Bank Borrowings

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount- RMB	Amount- USD
Jiangsu Yangzhou Rural Commercial Bank	Jiangsu Huadong	2.46%	1/12/2026	Jiangsu Yada, Mr. Yongjun Liu	10,000,000	1,429,981
Bank of Communications	Jiangsu Huadong	2.25%	1/28/2026	N/A	5,000,000	714,990
Bank of China	Jiangsu Huadong	2.40%	3/4/2026	Mr. Yongjun Liu, Ms. Yin Liu	4,950,000	707,841
Bank of Communications	Yangzhou Huada	2.50%	1/27/2026	N/A	3,000,000	428,994
China Zhe Shang Bank	Yangzhou Huada	2.11%	3/18/2026	N/A	5,000,000	714,990
Agricultural Bank of China	Jiangsu Yada	2.35%	4/8/2026	N/A	10,000,000	1,429,983
Total					37,950,000	5,426,779